Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 168,764,571	$ 124,024,363	$ 109,528,549
Operating expenses:
General and administrative	23,265,196	16,471,199	10,461,453
Depreciation	40,946,406	32,294,627	29,605,278
Intangible amortization expense	12,422,205	9,777,116	11,493,394
Self administration transaction expenses		0	1,572,238
Acquisition expenses – affiliates			84,061
Other acquisition expenses	934,838	1,366,092	141,489
Contingent earnout adjustment	12,619,744	(2,500,000)	200,000
Impairment of goodwill and intangible assets	0	36,465,732	0
Impairment of investments in Managed REITs	0	4,376,879	0
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	8,389,573	0	0
Total operating expenses	152,435,452	145,164,573	101,885,233
Gain on sale of real estate	178,631	0	3,944,696
Income (loss) from operations	16,507,750	(21,140,210)	11,588,012
Other income (expense):
Interest expense	(31,818,237)	(32,597,613)	(37,563,247)
Interest expense – accretion of fair market value of secured debt	110,942	130,682	131,611
Interest expense – debt issuance costs	(1,676,309)	(3,586,381)	(3,996,676)
Net loss on extinguishment of debt	(2,444,788)	0	(2,647,633)
Gain resulting from acquisition of unconsolidated affiliates		0	8,017,353
Other, net	(244,076)	5,986,719	(624,958)
Net loss	(19,564,718)	(51,206,803)	(25,095,538)
Net loss attributable to the noncontrolling interests in our Operating Partnership	2,663,123	6,901,931	2,010,959
Less: Distributions to preferred stockholders	(12,500,000)	(10,049,522)	(1,665,754)
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(29,401,595)	(54,354,394)	(24,750,333)
Self Storage Rental Revenue
Revenues:
Total revenues	150,610,337	104,888,883	99,494,560
Ancillary Operating Revenue
Revenues:
Total revenues	7,552,597	5,286,042	3,706,700
Managed REIT Platform Revenue
Revenues:
Total revenues	6,322,970	8,048,630	3,068,306
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	4,278,667	5,800,808	3,258,983
Operating expenses:
Operating expenses	4,278,667	5,800,808	3,258,983
Property Operating Expenses
Operating expenses:
Operating expenses	48,127,657	38,305,199	35,723,111
Property Operating Expenses – Affiliates
Operating expenses:
Operating expenses			6,605,670
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	$ 1,451,166	$ 2,806,921	$ 2,739,556
Class A Common stock
Other income (expense):
Net loss per share-basic and diluted	$ (0.37)	$ (0.91)	$ (0.42)
Weighted average shares outstanding-basic and diluted	71,454,798	51,813,718	50,734,472
Class T Common stock
Other income (expense):
Net loss per share-basic and diluted	$ (0.37)	$ (0.91)	$ (0.42)
Weighted average shares outstanding-basic and diluted	7,983,576	7,802,689	7,607,654